MONEY MARKET
FUNDS PROSPECTUS

January 28, 2008
As revised on May 1, 2008

Prime Money Market Fund
U.S. Government Money Market Fund
Tax-Free Money Market Fund
Institutional Prime Money Market Fund
Institutional Tax-Free Money Market Fund

Investment Advisor:

Voyageur Asset Management Inc.

100 South Fifth Street, Suite 2300

Minneapolis, Minnesota 55402-1240

Questions?

Call 1-800-422-2766 or your investment representative.

For clients of RBC Wealth Management, call 1-866-763-3728 or your investment representative.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Risk/Return Summary and Fund Expenses

This prospectus describes five Money Market Funds (the “Funds” or each a “Fund”) offered by the Tamarack Funds Trust. Carefully review this important section, which summarizes each Fund’s investments, risks, past performance, and fees.

	1–10	Investment Objectives, Principal Investment Strategies, Principal Risks and Performance Information
• 1 Prime Money Market Fund
• 3 U.S. Government Money Market Fund
• 5 Tax-Free Money Market Fund
• 7 Institutional Prime Money Market Fund
• 9 Institutional Tax-Free Money Market Fund
	11	Fees and Expenses

Fund Management
Review this section for details on the organizations who oversee the Funds. The Funds are managed by Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”).	13	Investment Advisor
	12	Other Service Providers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	14	Pricing of Fund Shares
	15	Purchasing and Selling Your Shares
	21	Selling Shares — Prime Money Market Fund
	24	Exchanging Your Shares — Prime Money Market Fund
	25	Additional Shareholder Services
	26	Market Timing and Excessive Trading
	26	Disclosure of Portfolio Holdings
	26	Dividends, Distributions and Taxes
	27	Organizational Structure

Financial Highlights
27

Privacy Policy
33

Back Cover
Where to Learn More About the Funds

Risk/Return Summary and Fund Expenses

Prime Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities and repurchase agreements.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Tamarack Funds’ Board of Trustees (“Board of Trustees”). These standards are based on SEC rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

Credit Quality. The Fund invests only in eligible securities. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ Statement of Additional Information (“SAI”).

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Risk/Return Summary and Fund Expenses

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Prime Money Market Fund by showing its performance from year to year and its average annual returns for several prior periods. Both the chart and table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Year-by-Year Total Returns as of 12/31/07

Best quarter:	Q4	2000	1.52%
Worst quarter:	Q2	2004	0.10%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2007)*
	Past Year	Past 5 Years	Past 10 Years
Prime Money Market Fund	4.65%	2.53%	3.28%

* The performance in the bar chart and table for periods prior to April 19, 2004 reflects the performance of Great Hall® Prime Money Market Fund, the predecessor to Tamarack Prime Money Market Fund.

Risk/Return Summary and Fund Expenses

U.S. Government Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. U.S. Government Money Market Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, must be invested in U.S. Government securities and in repurchase agreements secured by them. However, Voyageur will attempt to keep substantially all of the Fund’s assets invested in these instruments. The Fund will provide notice to shareholders at least 60 days prior to making a change to its 80% investment policy.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on SEC rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

Credit Quality. The Fund invests only in eligible securities. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 60 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

Government Obligations. Government obligations in which the Fund may invest are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some Government obligations, such as U.S. Treasury bills, notes and bonds and mortgage-backed certificates issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury. Other Government obligations, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Still other Government obligations, such as obligations of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Tennessee Valley Authority are backed only by the credit of the agency or instrumentality issuing the obligations and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Some Government obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations which are not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate payment. In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government obligations themselves or the net asset value of the Fund’s shares.

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

Risk/Return Summary and Fund Expenses

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the U.S. Government Money Market Fund by showing its performance from year to year and its average annual returns for several prior periods. Both the chart and table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Year-by-Year Total Returns as of 12/31/07

Best quarter:	Q4	2000	1.51%
Worst quarter:	Q2	2004	0.09%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2007)*
	Past Year	Past 5 Years	Past 10 Years
U.S. Government Money Market Fund	4.49%	2.44%	3.21%

* The performance in the bar chart and table for periods prior to April 19, 2004 reflects the performance of Great Hall® U.S. Government Money Market Fund, the predecessor to Tamarack U.S. Government Money Market Fund.

Risk/Return Summary and Fund Expenses

Tax-Free Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, must be invested in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, the Fund normally will invest substantially all of its assets in tax-exempt securities.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on SEC rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

Credit Quality. The Fund invests only in eligible securities. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Risk/Return Summary and Fund Expenses

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Tax-Free Money Market Fund by showing its performance from year to year and its average annual returns for several prior periods. Both the chart and table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Year-by-Year Total Returns as of 12/31/07

Best Quarter:	Q4	2000	0.92%
Worst quarter:	Q3	2003	0.07%

Performance Table

Average Annual Total Returns (for the period ended December 31, 2007)*
	Past Year	Past 5 Years	Past 10 Years
Tax-Free Money Market Fund	2.98%	1.68%	2.05%

* The performance in the bar chart and table for periods prior to April 19, 2004 reflects the performance of Great Hall® Tax-Free Money Market Fund, the predecessor to Tamarack Tax-Free Money Market Fund.

Risk/Return Summary and Fund Expenses

Institutional Prime Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Institutional Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities and repurchase agreements. The Fund may also enter into reverse repurchase agreements.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on SEC rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

Credit Quality. The Fund invests only in eligible securities. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 60 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Risk/Return Summary and Fund Expenses

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Institutional Prime Money Market Fund by showing its performance from year to year and its average annual returns for several prior periods. Both the chart and table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Year-by-Year Total Returns as of 12/31/07

Best quarter:	Q4	2000	1.59%
Worst quarter:	Q2	2004	0.21%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2007)*
	Past Year	Past 5 Years	Since Inception (August 11, 1997)
Institutional Prime Money Market Fund	5.18%	3.01%	3.69%

* The performance in the bar chart and table for periods prior to April 19, 2004 reflects the performance of Great Hall® Institutional Prime Money Market Fund, the predecessor to Tamarack Institutional Prime Money Market Fund.

Risk/Return Summary and Fund Expenses

Institutional Tax-Free Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Institutional Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, must be invested in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, the Fund normally will invest substantially all of its assets in tax-exempt securities.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on SEC rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

Credit Quality. The Fund invests only in eligible securities. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Risk/Return Summary and Fund Expenses

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Institutional Tax-Free Money Market Fund by showing its performance from year to year and its average annual returns for several prior periods. Both the chart and table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Year-by-Year Total Returns as of 12/31/07

Best quarter:	Q4	2000	0.98%
Worst quarter:	Q3	2003	0.15%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2007)*
	Past Year	Past 5 Years	Since Inception (Sept. 23, 1998)
Institutional Tax-Free Money Market Fund	3.41%	2.06%	2.32%

* The performance in the bar chart and table for periods prior to April 19, 2004 reflects the performance of Great Hall® Institutional Tax-Free Money Market Fund, the predecessor to Tamarack Institutional Tax-Free Money Market Fund.

Risk/Return Summary and Fund Expenses

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Funds.

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Institutional Prime Money Market Fund	Institutional Tax-Free Money Market Fund
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None

Annual Fund Operating Expenses (expenses deducted from fund assets)
Management fee	0.42%	0.37%	0.50%	0.25%	0.25%
Distribution and servicing fee (12b-1)	None	None	None	None	None
Other expenses[1]	0.47%	0.39%	0.34%	0.02%	0.04%
Total Annual Fund Operating Expenses	0.89%	0.76%	0.84%	0.27%	0.29%

1   Other expenses are based on actual expenses for the current fiscal year ended September 30, 2007 and include indirect fees and expenses of acquired funds less than 0.01%.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the Fund for the period shown
•	Your investment has a 5% return each year
•	You reinvest all distributions and dividends
•	The Fund’s operating expense levels remain the same from year to year

	Number of years you own your shares
	1 Year	3 Years	5 Years	10 Years
Prime Money Market Fund	$91	$284	$493	$1,096
U.S. Government Money Market Fund	$78	$243	$422	$942
Tax-Free Money Market Fund	$86	$268	$466	$1,037
Institutional Prime Money Market Fund	$28	$87	$152	$343
Institutional Tax-Free Money Market Fund	$30	$93	$163	$368

Fund Management

Investment Advisor

The Funds are advised by Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”). Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies. It provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector customers in North America and some 34 countries around the world. Voyageur has been registered with the Securities and Exchange Commission (“SEC”) as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. Voyageur’s charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of September 30, 2007, Voyageur’s investment team managed approximately $32.3 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For those advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal year ended September 30, 2007 as follows:

Prime Money Market Fund	0.42%[1]
U.S. Government Money Market Fund	0.37%[2]
Tax-Free Money Market Fund	0.50%
Institutional Prime Money Market Fund	0.25%
Institutional Tax-Free Money Market Fund	0.25%

1   Pursuant to the Investment Advisory Agreement, the Prime Money Market Fund pays a contractual fee as follows: 0.55% of the Fund’s average net assets of up to $700 million, 0.50% of the next $500 million; 0.45% of the next $800 million; and 0.40% of net assets over $2 billion.

2   Pursuant to the Investment Advisory Agreement, the U.S. Government Money Market Fund pays a contractual fee as follows: 0.50% of the Fund’s average net assets of up to $100 million, 0.40% of the next $200 million; and 0.35% of net assets over $300 million.

Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with Voyageur will be provided in the Funds’ Semi-Annual Report for the period ending March 31, 2008.

Fund Management

Other Service Providers

Co-Administrator. Voyageur provides certain administrative services to each Fund. Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund each pay Voyageur an administrative services fee at the annual rate of 0.25% of the average daily net assets of the Fund.

Co-Administrator and Fund Accounting Agent. PFPC Inc. (“PFPC”), located at 760 Moore Road, King of Prussia, PA 19406, provides certain administrative and fund accounting services to the Funds.

Distributor. RBC Capital Markets Corp. (the “Distributor”) is the distributor of the Funds’ shares. The firm is a member of Financial Industry Regulatory Authority, and, like Voyageur, is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc.

Dividend Paying Agent and Transfer Agent. Boston Financial Data Services, Inc. (“BFDS”), a Massachusetts corporation having its principal place of business at 330 West 9th Street, Kansas City, Missouri 64105, is the dividend paying agent and transfer agent for the Funds.

Custodian. The Funds’ custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, MN 55479.

Payments to Financial Intermediaries. The Advisor, Administrator, and/or Distributor may make payments, out of their own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services and/or the distribution of the Funds’ shares. In addition, certain financial intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. The Advisor and Administrator also make inter-company payments out of their own resources, and at no additional cost to the Funds or shareholders, to the Distributor in recognition of administrative and distribution-related services provided by the Distributor to shareholders.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The Funds normally calculate their share prices twice daily, at 1:00 p.m. Eastern time and at the close of each business day, or 4:00 p.m. Eastern time, whichever is earlier, on days that the primary trading markets for the Funds’ portfolio instruments are open. A Fund’s share price is its net asset value (“NAV”) per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. Each Fund seeks to maintain a stable NAV of $1.00 per share.

A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. A purchase that is received before 1:00 p.m. Eastern time would be priced at the NAV calculated at 1:00 p.m. and would be eligible to receive dividends declared on that day. A purchase order that is received after 1:00 p.m. Eastern time but prior to the close of the business day would be priced at the NAV calculated at the close of the business day and would be eligible to receive dividends declared on the next business day. For further information, see “Introduction to Purchases” in the “Purchasing and Selling Your Shares” section.

Your order for redemption (sale) or exchange of shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances. For example, a redemption order received before 1:00 p.m. Eastern time would be priced at the NAV calculated at 1:00 p.m. A redemption order that is received after 1:00 p.m. Eastern time but prior to the close of the business day would be priced at the NAV calculated at the close of the business day. For further information, see “Introduction to Redemptions (Sales)” in the “Purchasing and Selling Your Shares” section.

Generally, you may purchase, redeem, or exchange shares of the Funds on any day when the New York Stock Exchange (“NYSE”) is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE. Even if the NYSE is closed, the Funds may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Funds’ portfolio instruments are open, and the Funds’ management believes there is an adequate market to meet purchase, redemption, and exchange requests.

Valuation of Portfolio Securities

Securities held by the Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Board of Trustees.

Shareholder Information

Purchasing and Selling Your Shares

Where to Buy Fund Shares
All Funds

You may purchase shares through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp. and through other financial intermediaries and for Prime Money Market Fund and Institutional Prime Money Market Fund only, directly from the Fund’s agent, BFDS. You may contact BFDS at 1-800-422-2766.

Introduction to Purchases

If purchasing through your brokerage account, financial advisor or other financial intermediary, simply tell your investment representative that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. Shares of each Fund may be purchased at their next determined NAV. Shares of the Funds are sold without a sales charge. A minimum investment of $1 million is required for Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund, although this minimum may be waived for certain investors.

A Fund, the Distributor, or their agent may reject a purchase order in its sole discretion if the order is not accompanied by proper payment or it considers the rejection of the order to be in the best interests of the Fund and its shareholders.

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m. Eastern time, or such earlier time as may be required by an organization, and the form of payment has been converted to federal funds. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its agent, BFDS. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. (The Fund is, however, obligated to price orders at the NAV next calculated after the order is received in good order by such an organization and the form of payment has been converted to federal funds, even if the organization does not transmit the order to the Fund in a timely manner.)

Introduction to Redemptions (Sales)

You may redeem shares of the Funds by contacting your investment representative. Shares will be redeemed at their next determined NAV. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes. In addition to contacting your investment representative, depending on your type of account, you may be able to redeem shares of Prime Money Market Fund and Institutional Prime Money Market Fund by following the instructions described on the next few pages.

Financial institutions (such as banks and broker-dealers) through which Fund shares may be purchased may charge additional fees and may require higher minimum investments or impose certain order processing requirements, or other limitations and restrictions on buying and selling shares. Consult your financial institution or investment representative for specific information concerning your account or the Fund or Funds in which you may wish to purchase or redeem shares.

Shareholder Information

Additional Purchase and Sale Information — Prime Money Market Fund and Institutional Prime Money Market Fund

This section provides additional information concerning the purchase of shares of the Prime Money Market Fund and Institutional Prime Money Market Fund for shareholders who purchase shares directly through the Fund or its agent, BFDS. For additional details concerning the purchase of the other Money Market Funds, contact your financial institution or investment representative.

Minimum Initial Investment
Account Type	Amount
Regular	$1,000
IRA and Uniform Transfer/Gifts to Minors Accounts	$250
By exchange[1] from another Tamarack Fund into a regular account	$1,000
By exchange[1] from another Tamarack Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$100

Minimum Additional Investment
Investment Type	Amount
By Telephone or Mail	$100
By Wire	$1,000
By Internet	$100
By exchange[1] from another Tamarack Fund into a regular account	$1,000
By exchange[1] from another Tamarack Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$50

1   The following Tamarack Funds are eligible for exchanges: Tamarack Prime Money Market Fund; the Tamarack Equity Funds (Large Cap Growth Fund, Mid Cap Growth Fund, SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Value Fund and Microcap Value Fund); and the Tamarack Fixed Income Funds (Quality Fixed Income Fund and Tax-Free Income Fund).

Additional Policies about Transactions

The Prime Money Market Fund cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases of Prime Money Market Fund shares must be in U.S. dollars. Payment may be made by check, bank draft, wire or ACH, as described below. Third-party checks, starter checks, and credit card convenience checks are not accepted. The Prime Money Market Fund may waive its minimum purchase requirement.

Telephone Purchase, Exchange and Redemption Privileges. Shareholders who open accounts with the Prime Money Market Fund or Institutional Prime Money Market Fund (other than through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp.) are automatically granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Fund. If you call the Fund, the Fund’s representative may request personal identification and may tape record the call. Shareholders who open accounts through RBC Wealth Management or brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp. should check with their investment representative for details on purchases, exchanges, redemptions and related policies.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Shareholder Information

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the Tamarack Funds may only be offered in the United States to United States citizens and United States resident aliens having a social security number or an individual tax identification number. This prospectus should not be considered a solicitation or offering of fund shares outside of the United States.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ privacy policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject your account and return your application or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

Avoid Backup Tax Withholding

By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or tax identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distribution, redemption proceeds, or capital gains if the Fund fails to maintain a stable share price.

Shareholder Information

Instructions for Opening an Account — Prime Money Market Fund and Institutional Prime Money Market Fund

If opening a Prime Money Market Fund or Institutional Prime Money Market Fund account through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to open an account and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

By Mail	Initial Purchases and All Correspondence Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1.   Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check or bank draft payable to “Tamarack Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.

3.   Mail or courier application and payment to the applicable address above.

By Internet	Visit the Funds’ website, www.voyageur.net, and follow the instructions provided.
By Wire	UMB Bank, n.a. Kansas City, Missouri ABA #101000695 For Fund AC = 9870326213 Please provide: Your account number and account name

Call 1-800-422-2766 to obtain an account number, instructions for sending your account application to the Funds, and instructions for your bank to wire your investment. After confirming receipt with the Funds, contact your bank to send money via wire (you must include the Funds’ banking instructions and your account number).

By Exchange from Another Tamarack Fund	1-800-422-2766 or www.voyageur.net

If you already have an account with us and your account is authorized for telephone exchanges (or on-line exchanges for eligible Prime Money Market Fund shareholders and Class S shareholders of other Tamarack Funds), you may Open an account in an eligible Tamarack Fund by exchanging shares from another Tamarack Fund. The eligible Funds are: Tamarack Prime Money Market Fund; the Tamarack Equity Funds (Large Cap Growth Fund, Mid Cap Growth Fund, SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Value Fund and Microcap Value Fund); and the Tamarack Fixed Income Funds (Quality Fixed Income Fund and Tax-Free Income Fund). The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Questions? Call 1-800-422-2766 or your investment representative.

Shareholder Information

Instructions for Purchasing and Adding to Your Shares — Prime Money Market Fund and Institutional Prime Money Market Fund

If purchasing Prime Money Market Fund or Institutional Prime Money Market Fund shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. Otherwise, to purchase additional shares in a Prime Money Market Fund or Institutional Prime Money Market Fund account, follow the instructions below.

By Telephone	1-800-422-2766

You may make additional investments ($100 minimum) by telephone. After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Funds and the participating banks.

By Mail	Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1.   Use the detachable stub from your confirmation statement. Or, if unavailable, provide the following information:
• Account name and account number
• Fund name
• Share class

2.   Make check, bank draft or money order payable to “Tamarack Funds” and include your account number and the name of the Fund on the check. Your investment must meet the $100 minimum additional investment requirement.

3.   Mail or deliver stub and payment to the applicable address above.

By Wire	UMB Bank, n.a. Kansas City, Missouri ABA #101000695 For Fund AC = 9870326213 Please provide: Your account number and account name

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to UMB Bank.

By Exchange from Another Tamarack Fund	Please refer to the information under “Exchanging Your Shares — Prime Money Market Fund” below.
By Internet	Visit the Funds’ website, www.voyageur.net, and follow the instructions provided. There is a $100 minimum for additional investments through the website.
Automatic Monthly Investment

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Funds will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 per Fund is also required.

Questions? Call 1-800-422-2766 or your investment representative.

Shareholder Information

You can also add to your Prime Money Market Fund or Institutional Prime Money Market Fund account using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an automated clearing house (“ACH”) whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your Prime Money Market Fund or Institutional Prime Money Market Fund distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in another eligible Tamarack Fund without a sales charge. Unless you have selected otherwise, dividends and distributions are reinvested in additional Fund shares at NAV. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

Shareholder Information

Selling Shares — Prime Money Market Fund or Institutional Prime Money Market Fund

If selling shares of Prime Money Market Fund or Institutional Prime Money Market Fund through your brokerage account, financial advisor or other financial institution, ask your investment representative for redemption procedures. Your investment representative may have transaction minimums and/or transaction times or other restrictions and limitations that will affect your redemption. For other sales transactions of Prime Money Fund or Institutional Prime Money Market Fund shares, follow the instructions below.

You may withdraw from your account at any time in the following amounts:

•	any amount up to $50,000 for redemptions requested by mail without a Medallion signature guarantee*
•	any amount for redemptions requested by mail with a Medallion signature guarantee
•	any amount up to $50,000 for Fund website redemptions
•	$1,000 or more for redemptions wired to a bank or similar account ($10 fee)**
•	$50 or more for redemptions by a systematic redemption plan (there may be a fee)
•	$1,000 or more for exchanges to another eligible Tamarack Fund
•	$100 or more for redemptions by automatic monthly exchange to another eligible Tamarack Fund
•	$100 or more via ACH (there is no fee but proceeds may take 3 to 5 business days to reach your account)
•	up to $50,000 by telephone (for authorized accounts)

* A Medallion signature guarantee is required for: (1) a redemption requested to be mailed to an address different from the address of record; or (2) a redemption requested to be mailed to an address that has been changed within the past 30 days.

** A Medallion signature guarantee is required for a redemption requested to be wired to a bank account or similar account that is not on file.

Withdrawing Money from Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
Redemptions from a fiduciary account (for example, an IRA) must be requested in writing.
Please refer to “Additional Policies on Selling Shares (Redemptions)” below.
The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

Shareholder Information

Instructions for Selling Shares (Redemptions) — Prime Money Market Fund and Institutional Prime Money Market Fund (continued)

If selling your Prime Money Market Fund shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions of Prime Money Market Fund and Institutional Prime Money Market Fund shares, follow the instructions below.

By Telephone	1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern Time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1.   In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

2.   Mail or courier the letter to the applicable address above.

By Wire

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received in good order before 4:00 p.m. Eastern time, the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

By Internet

Visit the Funds’ website, www.voyageur.net, and follow the instructions provided. Provided you are an eligible shareholder and have previously registered, you may withdraw up to $50,000 through the website.

Systematic Redemption Plan

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until you or the Fund cancel the plan.

Questions? Call 1-800-422-2766 or your investment representative.

Shareholder Information

Additional Policies on Selling Shares (Redemptions)

We try to send proceeds as soon as practical. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Withdrawal by Draft

Withdrawal by draft (check) is limited to open and collected account shares of the Tamarack Prime Money Market Fund and Institutional Prime Money Market Fund (other than in accounts opened through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp.). Draft amounts may range from $500 to $100,000.

Signature Guarantees

You can get a Medallion signature guarantee from most banks, credit unions, savings & loans, or securities dealers, but not a notary public. For your protection, we require a Medallion guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than we have on file;
•	A redemption check mailed to an account address that has been changed within the last 30 days;
•	A redemption for $50,000 or more in writing; or
•	A change in account registration or redemption instructions.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $1,000 for regular shareholder accounts. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

Shareholder Information

Exchanging Your Shares — Prime Money Market Fund

If exchanging Prime Money Market Fund shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to exchange shares of the Funds and he or she will take care of the necessary documentation. To open a new Prime Money Market Fund account through an exchange from an existing Tamarack Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the Tamarack Funds, you may exchange shares in an eligible Prime Money Market Fund account for shares of another eligible Tamarack Fund, and vice versa. The eligible Tamarack Funds are: Prime Money Market Fund; the Tamarack Equity Funds (Large Cap Growth Fund, Mid Cap Growth Fund, SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Value Fund and Microcap Value Fund); and the Tamarack Fixed Income Funds (Quality Fixed Income Fund and Tax-Free Income Fund). You may exchange existing shares from Prime Money Market Fund into another eligible Tamarack Fund or from another eligible Tamarack Fund into Prime Money Market Fund.

By Telephone	1-800-422-2766

You may make exchanges to/from an eligible Prime Money Market Fund account from/to another eligible Tamarack Fund account by telephone, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1.   In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the Tamarack Fund from which the amount is being sold, and the name of the Tamarack Fund into which the amount is being purchased.

2.   Mail or courier the letter to the applicable address above.

By Internet

Visit the Funds’ website, www.voyageur.net, and follow the instructions provided.
Eligible shareholders are automatically granted internet exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Tamarack Funds.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from your Prime Money Market account into another eligible Tamarack Fund or from another eligible Tamarack Fund into Prime Money Market Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Questions? Call 1-800-422-2766 or your investment representative.

Additional Policies on Exchanges

You must meet the minimum investment requirement of the Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund being purchased. Call us for a free copy. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days notice to shareholders.

Shareholder Information

Additional Shareholder Services

The following services are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts
•	Transfer on Death (“TOD”) Accounts
•	Accounts for corporations, partnerships and retirement plans
•	Coverdell Education Savings Accounts
•	Traditional IRA accounts
•	Roth IRA accounts
•	Simplified Employee Pensions (“SEPs”)

Telephone/Internet Services

During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Funds by mail. (Eligible shareholders may also access the Funds’ website, www.voyageur.net.) The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone or Fund website instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the Tamarack Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.

Shareholder Mailings

To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Tamarack Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling either their financial advisor or the Tamarack Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Shareholder Information

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Tamarack Funds do not accommodate market timers. Because the Board of Trustees recognizes that money market funds are often utilized for cash management purposes, the Board of Trustees has not adopted policies and procedures that impose specific limitations on short term trades for the Tamarack Money Market Funds.

Restriction and Rejection of Purchase or Exchange Orders. The Tamarack Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. The Tamarack Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Money Market Funds’ SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account.

Each Fund will declare and pay its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV, unless a shareholder elects otherwise.

Taxes

Dividends paid out of a Fund’s investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of long-term capital gains, if any, earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Dividends paid by the Tax-Free Money Market Fund and the Institutional Tax-Free Money Market Fund from tax-exempt interest income generally are exempt from regular federal income tax.

Because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year, your Fund will notify you of the tax status of dividends and other distributions.

Shareholder Information and Financial Highlights

Upon the sale or other disposition of your Fund shares, you generally should not realize a taxable gain or loss if the Fund maintains a stable share price.

Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

Organizational Structure

Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. The Tamarack Money Market Funds described in this prospectus were previously separate series of Great Hall® Investment Funds, Inc. and were reorganized as series of Tamarack Funds Trust effective April 16, 2004. Unless otherwise noted, information contained in this prospectus regarding Fund fees and expenses prior to April 16, 2004 relates to the predecessor funds.

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. This information was audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available at www.voyageur.net or by calling 1-800-422-2766.

Financial Highlights

Tamarack Prime Money Market Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*		Ratio of Net Investment Income to Average Net Assets*
Year Ended September 30, 2007	$1.00	0.05		0.05		(0.05)	(0.05)	$1.00	4.69%		$9,662	0.80%		4.59%		0.89%		4.50%
Year Ended September 30, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00	3.99%		8,685	0.80%		3.93%		0.92%		3.82%
Year Ended September 30, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00	2.00%		7,922	0.76%		1.97%		0.92%		1.81%
Period Ended September 30, 2004 (d)	1.00	(a	)	(a	)	(a )	(a )	1.00	0.14	%(b)	7,885	0.71	%(c)	0.83	%(c)	0.93	%(c)	0.61	%(c)
Year Ended July 31, 2004	1.00	(a	)	(a	)	(a )	(a )	1.00	0.42%		7,860	0.71%		0.42%		0.90%		0.24%
Year Ended July 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.80%		8,111	0.71%		0.80%		0.90%		0.61%

*	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a)	Less than $0.01 or $(0.01) per share.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from August 1, 2004 to September 30, 2004.

Financial Highlights

Tamarack U.S. Government Money Market Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*		Ratio of Net Investment Income to Average Net Assets*
Year Ended September 30, 2007	$1.00	0.04		0.04		(0.04)	(0.04)	$1.00	4.56%		$1,393	0.76%		4.47%		(b	)	(b	)
Year Ended September 30, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00	3.90%		749	0.78%		3.82%		(b	)	(b	)
Year Ended September 30, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00	1.96%		813	0.74%		1.92%		0.77%		1.89%
Period Ended September 30, 2004 (e)	1.00	(a	)	(a	)	(a )	(a )	1.00	0.14	%(c)	947	0.71	%(d)	0.81	%(d)	0.79	%(d)	0.73	%(d)
Year Ended July 31, 2004	1.00	(a	)	(a	)	(a )	(a )	1.00	0.38%		929	0.71%		0.38%		0.73%		0.36%
Year Ended July 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.70%		1,060	0.71%		0.70%		0.75%		0.66%

*	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a)	Less than $0.01 or $(0.01) per share.
(b)	There were no waivers or reimbursements during the period.
(c)	Not Annualized.
(d)	Annualized.
(e)	For the period from August 1, 2004 to September 30, 2004.

Financial Highlights

Tamarack Tax-Free Money Market Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*		Ratio of Net Investment Income to Average Net Assets*
Year Ended September 30, 2007	$1.00	0.03		0.03		(0.03)	(0.03)	$1.00	3.00%		$841	0.70%		2.96%		0.84%		2.82%
Year Ended September 30, 2006	1.00	0.02		0.02		(0.02)	(0.02)	1.00	2.52%		$791	0.70%		2.49%		0.85%		2.33%
Year Ended September 30, 2005	1.00	0.01		0.01		(0.01)	(0.01)	1.00	1.44%		858	0.66%		1.41%		0.83%		1.24%
Period Ended September 30, 2004 (d)	1.00	(a	)	(a	)	(a )	(a )	1.00	0.11	%(b)	965	0.62	%(c)	0.64	%(c)	0.83	%(c)	0.43	%(c)
Year Ended July 31, 2004	1.00	(a	)	(a	)	(a )	(a )	1.00	0.38%		1,003	0.62%		0.38%		0.86%		0.14%
Year Ended July 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.60%		946	0.62%		0.62%		0.85%		0.39%

*	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a)	Less than $0.01 or $(0.01) per share.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from August 1, 2004 to September 30, 2004.

Financial Highlights

Tamarack Institutional Prime Money Market Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets
Year Ended September 30, 2007	$1.00	0.05		0.05		(0.05)	(0.05)	$1.00	5.23%		$1,420	0.27%		5.11%
Year Ended September 30, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00	4.53%		1,199	0.28%		4.51%
Year Ended September 30, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00	2.48%		790	0.28%		2.47%
Period Ended September 30, 2004 (d)	1.00	(a	)	(a	)	(a )	(a )	1.00	0.21	%(b)	643	0.29	%(c)	1.26	%(c)
Year Ended July 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.85%		656	0.29%		0.85%
Year Ended July 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	1.00	1.20%		503	0.30%		1.20%

(a)	Less than $0.01 or $(0.01) per share.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from August 1, 2004 to September 30, 2004.

Financial Highlights

Tamarack Institutional Tax-Free Money Market Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets
Year Ended September 30, 2006	$1.00	0.03		0.03		(0.03)	(0.03)	$1.00	3.43%		$569	0.29%		3.38%
Year Ended September 30, 2006	1.00	0.03		0.03		(0.03)	(0.03)	1.00	2.94%		406	0.30%		2.91%
Year Ended September 30, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00	1.78%		358	0.28%		1.79%
Period Ended September 30, 2004 (d)	1.00	(	a)	(	a)	( a)	( a)	1.00	0.16	%(b)	387	0.30	%(c)	0.98	%(c)
Year Ended July 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.72%		355	0.32%		0.72%
Year Ended July 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.90%		244	0.33%		0.90%

(a)	Less than $0.01 or $(0.01) per share.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from August 1, 2004 to September 30, 2004.

Privacy Policy

Tamarack Funds

Notice of Privacy Policy & Practices

The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the Tamarack Funds but do not invest in the Tamarack Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Tamarack Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•   Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•   Account History, including information about the transactions and balances in a customer’s accounts; and

•   Correspondence, written, telephonic or electronic between a customer and the Tamarack Funds or service providers to the Tamarack Funds.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with the Tamarack Funds under one or more of these circumstances:

•   As Authorized — if you request or authorize the disclosure of the information.

•   As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the Tamarack Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•   Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports

We require service providers to the Tamarack Funds:

•   to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Tamarack Funds;

•   to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Tamarack Funds;

•   to maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The Tamarack Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Tamarack Funds.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Money Market Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:
Tamarack Funds P.O. BOX 219757 Kansas City, MO 64121-9757 Telephone: 1-800-422-2766
You may also visit the Funds’ website at www.voyageur.net for a free copy of a Funds’ prospectus, SAI, annual or semi-annual reports.

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-0102

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.

Tamarack Funds

c/o BFDS

PO Box 219757

Kansas City, MO 64121-9757

TAM MM PROSP 5/08